Employee Benefits - Summary of Employee Benefits Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Classes of employee benefits expense [abstract]
Current remuneration	$ 836.9	$ 845.0
Post employment defined benefit plans	12.2	11.7
Post employment defined contribution plans	32.4	34.8
Termination benefits	19.4	4.0
Stock-based compensation (Note 19)	14.2	13.0
Other long-term benefits	2.4	3.6
Total	$ 917.5	$ 912.1